Management Compensation And Incentive Plans (Schedule Of Weighted Average Assumptions Used In Option-Pricing Model For Options Granted) (Details)	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 30, 2012 2011 Long-Term Incentive Plan [Member] Stock Options [Member]	Jan. 30, 2012 2011 Long-Term Incentive Plan [Member] Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%		0.00%	0.00%
Expected volatility, Minimum		55.33%	57.75%	64.53%
Expected volatility, Maximum		57.32%	58.83%	69.76%
Risk-free interest rate, Minimum		0.66%	0.85%	1.43%
Risk-free interest rate, Maximum		0.90%	2.24%	3.08%
Expected term in years		6 years	6 years	6 years
Expected term in years, Minimum		6 years	6 years	6 years
Portion of granted shares vested each year					33.30%	33.30%